License Agreements - Vaccine Products License (Details) - Vaccine license and development agreement with TDT - Vaccine Products and Vaccine Diagnostics $ in Millions	Apr. 10, 2020 USD ($)	Apr. 10, 2020 USD ($)	Apr. 10, 2020 USD ($)	Apr. 10, 2020 USD ($) Milestone	Apr. 10, 2020 USD ($) item
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment of license agreement fees		$ 4.0
Annual maintenance fees		0.4
Unpaid annual maintenance fees, short term debt interest rate (%)			1.50%
Number of developmental and regulatory milestone payments for first product development				4	4
Maximum aggregate milestone commitment fund for first product development	$ 12.0	12.0	$ 12.0	$ 12.0	$ 12.0
Number of developmental and regulatory milestone payments for each additional product development				4	4
Maximum milestone commitment fund for each additional product development	$ 6.0	$ 6.0	$ 6.0	$ 6.0	$ 6.0
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of years from first commercial sale of products (in years)	10 years
Net sales of period from first commercial sale until patent expires | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)			10.00%
Net sales of period from first commercial sale until patent expires | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)			15.00%
10 years from first commercial sale of products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of years from first commercial sale of products (in years)	10 years
10 years from first commercial sale of products | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)			5.00%
10 years from first commercial sale of products | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)			9.00%